RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS [abstract]
Schedule of remuneration of key management personnel

	Years ended December 31,
	2022	2021
Salaries and benefits	$11,532	$7,639
Directors fees	934	658
Consulting fees	69	78
Share-based payments	7,042	2,565
	$19,577	$10,940